Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2016-2

Collection Period	03/01/20-03/31/20
Determination Date	4/10/2020
Distribution Date	4/15/2020

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-02.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$146,715,268.51
2.	Collections allocable to Principal		$11,105,677.49
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$383,563.61
5.	Pool Balance on the close of the last day of the related Collection Period		$135,226,027.41
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		23,914
7.	Initial Pool Balance		$1,175,000,014.34
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$0.00	$0.00
	c. Class A-2b Floating Rate Note Balance	$0.00	$0.00
	d. Class A-3 Note Balance	$0.00	$0.00
	e. Class A-4 Note Balance	$62,740,268.44	$51,251,027.34
	f. Class B Note Balance	$28,200,000.00	$28,200,000.00
	g. Class C Note Balance	$31,700,000.00	$31,700,000.00
	h. Class D Note Balance	$18,200,000.00	$18,200,000.00
	i. Note Balance (sum a - h)	$140,840,268.44	$129,351,027.34
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.0000000	0.0000000
	c. Class A-2b Floating Rate Note Pool Factor	0.0000000	0.0000000
	d. Class A-3 Note Pool Factor	0.0000000	0.0000000
	e. Class A-4 Note Pool Factor	0.5508364	0.4499651
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.1198641	0.1100860
10.	Overcollateralization Target Amount		$5,875,000.07
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$5,875,000.07
12.	Weighted Average Coupon		7.93%
13.	Weighted Average Original Term	months	69.05
14.	Weighted Average Remaining Term	months	19.05
15.	1-Month LIBOR for the interest period ending 4/14/2020		0.70463%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 4/14/2020		N/A
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$929,190.84
	b. Liquidation Proceeds allocable to Finance Charge		$1,122.42
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$930,313.26
18.	Principal:
	a. Collections allocable to Principal		$11,105,677.49
	b. Liquidation Proceeds allocable to Principal		$204,253.55
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$11,309,931.04
19.	Total Finance Charge and Principal Collections (17d + 18d)		$12,240,244.30
20.	Interest Income from Collection Account		$7,985.76
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$12,248,230.06

Available Funds
23.	Available Collections	$12,248,230.06
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$12,248,230.06
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$122,262.72
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$122,262.72
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$0.00
	i. Class A-2b Monthly Interest	$0.00
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$0.00
	m. Class A-3 Monthly Interest	$0.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$0.00
	m. Class A-4 Monthly Interest	$87,836.38
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	s. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$87,836.38
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$50,760.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$50,760.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$67,626.67
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$67,626.67
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$49,291.67
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

d. Total Class D Note Interest (sum a - c)	$49,291.67

36.	Quaternary Principal Distributable Amount	$5,614,241.03
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$5,992,018.47
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$5,875,000.07
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$930,313.26
	b. Total Daily Deposits of Principal Collections	$11,309,931.04
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$7,985.76
	e. Total Deposits to Collection Account (sum a - d)	$12,248,230.06
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$122,262.72
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$11,744,755.82
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$381,211.52
	f. Total Withdrawals from Collection Account (sum a - e)	$12,248,230.06
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$0.00
	c. Class A-2b Interest Distribution	$0.00
	d. Class A-3 Interest Distribution	$0.00
	e. Class A-4 Interest Distribution	$87,836.38
	f. Class B Interest Distribution	$50,760.00
	g. Class C Interest Distribution	$67,626.67
	h. Class D Interest Distribution	$49,291.67
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$11,489,241.10
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$11,744,755.82
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$0.00
	c. Class A-2b Distribution	$0.00
	d. Class A-3 Distribution	$0.00
	e. Class A-4 Distribution	$11,577,077.48
	f. Class B Distribution	$50,760.00
	g. Class C Distribution	$67,626.67
	h. Class D Distribution	$49,291.67
	i. Total Withdrawals from Note Payment Account (sum a - h)	$11,744,755.82

Certificate Payment Account Activity
47.	Deposits
	a. Excess Collections	$381,211.52
	b. Reserve Account surplus (Ln 57)	$2,067.72
	c. Total Deposits to Certificate Payment Account (sum a - b)	$383,279.24
48.	Withdrawals
	a. Certificateholder Distribution	$383,279.24
	b. Total Withdrawals from Certificate Payment Account	$383,279.24
Required Reserve Account Amount
49.	Lesser of: (a or b)
	a. $2,937,500.04	$2,937,500.04
	b. Note Balance	$129,351,027.34
50.	Required Reserve Account Amount	$2,937,500.04
Reserve Account Reconciliation
51.	Beginning Balance (as of end of preceding Distribution Date)	$2,937,500.04
52.	Investment Earnings	$2,067.72
53.	Reserve Account Draw Amount	$0.00
54.	Reserve Account Amount (Ln 51 + Ln 52 - Ln 53)	$2,939,567.76
55.	Deposit from Available Funds (Ln 44d)	$0.00
56.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
57.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 56 exist	$2,067.72
58.	Ending Balance (Ln54 + Ln55 - Ln56 - Ln57)	$2,937,500.04
59.	Reserve Account Deficiency (Ln50 - Ln58)	$0.00
Instructions to the Trustee
60.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
61.	Amount to be paid to Servicer from the Collection Account	$122,262.72
62.	Amount to be deposited from the Collection Account into the Note Payment Account	$11,744,755.82
63.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$381,211.52
64.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
65.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$2,067.72
66.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$0.00
68.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$0.00
69.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$0.00
70.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$11,577,077.48
71.	Amount to be paid to Class B Noteholders from the Note Payment Account	$50,760.00
72.	Amount to be paid to Class C Noteholders from the Note Payment Account	$67,626.67
73.	Amount to be paid to Class D Noteholders from the Note Payment Account	$49,291.67
74.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$383,279.24

Delinquency Activity
		Number of Loans	Principal Balance
75.	Delinquency Analysis
	a. 31 to 60 days past due	702	$5,900,314.88
	b. 61 to 90 days past due	372	$3,325,731.15
	c. 91 to 120 days past due	70	$546,889.89
	d. 121 or more days past due	2	$24,873.51
	e. Total Past Due (sum a - d)	1,146	$9,797,809.43
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 75e / Ln 5)		7.2455%

76.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

77.	Defaulted Receivables (charge-offs)	53	$383,563.61
78.	Recoveries	183	$205,375.97
79.	Net Losses (Ln 77 - Ln 78)		$178,187.64
80.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 79 / Ln 1)		0.1215%

Cumulative Loss Activity
		Number of Loans	Principal Balance

81.	Defaulted Receivables (charge-offs)	3,844	$49,432,498.59
82.	Recoveries	3,244	$22,330,674.98
83.	Cumulative Net Losses (Ln 81 - Ln 82)		$27,101,823.61
84.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 83 / Ln 7)		2.3065%
85.	Average Net Loss on Defaulted Receivables		$7,050.42

Other Servicing Information

86.	Principal Balance of Receivables extended during the Collection Period		$5,002,737.92
87.	Pool Balance on the close of the last day of the preceding Collection Period		$146,715,268.51
88.	Ratio of extensions to pool balance (Ln 86 / Ln 87)		3.41%

Servicer Covenant
89.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,678,310,000.00
90.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on April 10, 2020.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer